EQUITY ACCOUNTED INVESTMENTS - Ownership, Voting Interest, and Carrying Value of Equity Accounted Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value	$ 70	$ 73	$ 91
Business services
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value	$ 11	$ 11
Business services | Bottom of range
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest	49.00%	49.00%
Voting interest	49.00%	49.00%
Business services | Top of range
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest	70.00%	70.00%
Voting interest	70.00%	50.00%
Infrastructure services
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value	$ 8	$ 7
Infrastructure services | Bottom of range
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest	25.00%	25.00%
Voting interest	25.00%	25.00%
Infrastructure services | Top of range
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest	33.00%	33.00%
Voting interest	33.00%	33.00%
Industrials
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest	50.00%	50.00%
Voting interest	50.00%	50.00%
Carrying value	$ 51	$ 55